Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	SAFE & GREEN HOLDINGS CORP.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Central Index Key	0001023994
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE